Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Parent Entity Information [Abstract]
Summary of Parent Entity Information

Set out below is the supplementary information about the parent entity.

	2019	2018
	A$’000	A$’000
Statement of profit or loss and other comprehensive income
Profit/(loss) after income tax	3,542	(13,566)
Total comprehensive income	3,542	(13,566)

Statement of financial position
Total current assets	25,095	19,461
Total assets	25,112	19,639

Total current liabilities	3,390	2,351
Total liabilities	3,390	2,399

Equity
Issued capital	164,087	164,087
Share-based payments reserve	2,296	2,840
Accumulated losses	(144,661)	(149,687)
Total equity	21,722	17,240